Condensed Statements Of Consolidated Cash Flows - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Cash flows - operating activities:
Net income	$ 255	$ 232	$ 545	$ 419	[1]	$ 431	[1]
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization, including regulatory amortization	391	393	777	815		833
Provision in lieu of deferred income taxes	13	26	18	309		181
Other - net	(3)	(1)	(3)	(2)		(4)
Changes in operating assets and liabilities:
Accounts receivable - trade (including affiliates)			68	(76)		(34)
Inventories			(25)	(1)		(7)
Accounts payable - trade (including affiliates)			30	(11)		14
Regulatory accounts related to reconcilable tariffs (Note 2)	(108)	45	66	29		(55)
Other - assets			33	54		37
Other - liabilities			(27)	(77)		33
Other operating assets and liabilities	(193)	(145)
Cash provided by operating activities	355	550	1,482	1,459		1,429
Cash flows - financing activities:
Issuances of long-term debt (Note 5)	1,300		1,150	600		175
Repayments of long-term debt (Note 5)	(738)	(144)	(825)	(324)		(41)
Proceeds of business acquisition bridge loan (Note 4)	600
Repayment of business acquisition bridge loan (Note 4)	(600)
Payment of acquired entity credit facilities	(114)
Change in short-term borrowings (Note 4)	260	346	(137)	161		(51)
Capital contributions from members (Note 7)	1,470	144	284
Issuance of short-term notes under the CP Program (Note 6)	600
Distributions to members (Note 7)	(142)		(209)	(237)		(230)
Debt discount, premium, financing and reacquisition costs - net	(29)		(14)	(10)		10
Cash provided by financing activities	2,007	346	249	190		(137)
Cash flows - investing activities:
Capital expenditures	(1,047)	(926)	(1,767)	(1,631)		(1,352)
Business acquisition (Note 11)	(1,328)			(25)
Other - net	17	10	18	12		51
Cash used in investing activities	(2,358)	(916)	(1,749)	(1,644)		(1,301)
Net change in cash and cash equivalents	4	(20)	(18)	5		(9)
Cash and cash equivalents - beginning balance	3	21	21	16		25
Cash and cash equivalents - ending balance	$ 7	$ 1	$ 3	$ 21		$ 16

[1]	As adjusted for the retrospective adoption of ASU 2017-07, as discussed in Note 1.